Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2011
Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001000351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Leuthold Global Fund (Prospectus Summary): | Leuthold Global Fund

Leuthold Funds, Inc.

May 16, 2011

Supplement to the Prospectus

dated January 31, 2011

Reduced Management Fee for Leuthold Global Fund

The Board of Directors of the Leuthold Funds and Leuthold Weeden Capital Management, the investment adviser to the Leuthold Global Fund, have agreed to reduce the Fund’s annual investment advisory fee from 1.25% to 1.10%.  Accordingly, effective May 16, 2011, the table entitled “Annual Fund Operating Expenses” and the corresponding expense example found under the heading “Fund Fees and Expenses” in the “Summary Information” section of the Prospectus have been restated to reflect the new management fee, as follows:

The date of this Supplement is May 16, 2011.

Please retain this Supplement for future reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Fund		Leuthold Global Fund (Retail)	Leuthold Global Fund (Institutional)
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		0.18%	none
Other Expenses		0.50%	0.50%
Dividends on Short Positions		0.28%	0.28%
All Remaining Other Expenses		0.22%	0.22%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%
Total Annual Fund Operating Expenses		1.89%	1.71%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Leuthold Global Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Leuthold Global Fund (Retail)	192	594	1,021	2,212
Leuthold Global Fund (Institutional)	174	539	928	2,019

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Leuthold Global Fund (Prospectus Summary): | Leuthold Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001000351_SupplementTextBlock

Leuthold Funds, Inc.

May 16, 2011

Supplement to the Prospectus

dated January 31, 2011

Reduced Management Fee for Leuthold Global Fund

The Board of Directors of the Leuthold Funds and Leuthold Weeden Capital Management, the investment adviser to the Leuthold Global Fund, have agreed to reduce the Fund’s annual investment advisory fee from 1.25% to 1.10%.  Accordingly, effective May 16, 2011, the table entitled “Annual Fund Operating Expenses” and the corresponding expense example found under the heading “Fund Fees and Expenses” in the “Summary Information” section of the Prospectus have been restated to reflect the new management fee, as follows:

The date of this Supplement is May 16, 2011.

Please retain this Supplement for future reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The Board of Directors of the Leuthold Funds and Leuthold Weeden Capital Management, the investment adviser to the Leuthold Global Fund, have agreed to reduce the Fund’s annual investment advisory fee from 1.25% to 1.10%. Accordingly, effective May 16, 2011, the table entitled “Annual Fund Operating Expenses” and the corresponding expense example found under the heading “Fund Fees and Expenses” in the “Summary Information” section of the Prospectus have been restated to reflect the new management fee, as follows:
Leuthold Global Fund | Leuthold Global Fund (Retail)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBLX
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Dividends on Short Positions	rr_Component1OtherExpensesOverAssets	0.28%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Leuthold Global Fund | Leuthold Global Fund (Institutional)
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLBIX
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Dividends on Short Positions	rr_Component1OtherExpensesOverAssets	0.28%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.